Common Stock - Schedule of Cumulative Share Repurchases (Details) - Common Stock - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, cumulative repurchases (shares)	99,969
Redemptions (shares)	135,123	99,969
Shares repurchased under Tender Offer (shares)	11,904,762
Ending balance, cumulative repurchases (shares)	12,139,854	99,969
Beginning balance, cumulative repurchases (usd per share)	$ 9.91
Redemptions (usd per share)	9.78
Shares repurchased under Tender Offer (usd per share)	10.50
Ending balance, cumulative repurchases (usd per share)	$ 10.49	$ 9.91